INVESTMENTS IN AFFILIATES (Schedule of Investments) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INVESTMENTS IN AFFILIATES [Abstract]
At beginning of year		86,368,746	27,983,709
Investment			84,000,000
Share of (loss)/gain of affiliated companies	1,539,066	9,549,289	(25,614,963)	(16,291)
At end of year		95,918,035	86,368,746	27,983,709